CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31, 2017	December 31, 2016
	$	$
Cash	131,589	181,421
Short-term investments	328,275	145,706
	459,864	327,127